Estimated Future Benefit Payments of Pension and Other Postretirement Benefit Plans (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Schedule of Pension Expected Future Benefit Payments [Line Items]
2016	$ 70
2017	64
2018	59
2019	55
2020	53
Years 2021 -2025	$ 278